Consolidated Balance Sheets (Unaudited) (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Assets
Federal funds sold and securities purchased under resale agreements	$ 213,362,000,000	$ 222,554,000,000
Securities borrowed (included $14,833 and $13,961 at fair value)	121,493,000,000	123,587,000,000
Other assets	108,109,000,000	105,291,000,000
Liabilities
Deposits	1,048,685,000,000	930,369,000,000
Federal funds purchased and securities loaned or sold under repurchase agreements	254,124,000,000	276,644,000,000
Federal Home Loan Bank Advances And Other Short Term Borrowings	30,208,000,000	34,325,000,000
Beneficial Interest Liability	67,457,000,000	77,649,000,000
Stockholders' equity
Preferred stock, par value (actual number)	$ 1.00	$ 1.00
Preferred stock, shares authorized (actual number)	200,000,000	200,000,000
Preferred stock, shares issued (actual number)	780,000	780,000
Common stock, par value (actual number)	$ 1.00	$ 1.00
Common stock, shares authorized (actual number)	9,000,000,000	9,000,000,000
Common stock, shares issued (actual number)	4,104,933,895	4,104,933,895
Shares held in RSU Trust, shares (actual number)	1,191,384	1,192,712
Treasury stock, shares (actual number)	194,737,517	194,639,785
Fair Value, Measurements, Recurring [Member] | Other assets | Fair value
Assets
Other assets	18,423,000,000	18,201,000,000
Fair Value, Measurements, Recurring [Member] | Fair value
Assets
Federal funds sold and securities purchased under resale agreements	21,297,000,000	20,299,000,000
Securities borrowed (included $14,833 and $13,961 at fair value)	14,833,000,000	13,961,000,000
Available-for-sale securities	324,726,000,000	316,318,000,000
Loans, at fair value	2,007,000,000	1,976,000,000
Liabilities
Deposits	4,788,000,000	4,369,000,000
Federal funds purchased and securities loaned or sold under repurchase agreements	6,588,000,000	4,060,000,000
Federal Home Loan Bank Advances And Other Short Term Borrowings	11,701,000,000	9,931,000,000
Accounts Payable and Other Liabilities	73,000,000	236,000,000
Beneficial Interest Liability	911,000,000	1,495,000,000
Long Term Debt Borrowings	38,516,000,000	38,839,000,000
Other assets
Assets
Assets pledged	1,597,000,000	1,485,000,000
Fair value
Liabilities
Allowance for lending-related commitments	626,000,000	717,000,000
Trading assets
Assets
Assets pledged	99,140,000,000	73,056,000,000
Securities
Assets
Assets pledged	$ 96,167,000,000	$ 86,891,000,000